Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital [Abstract]
Schedule of Stock Options

		Weighted Average
	Number of Options	Exercise Price
		$
Balance, December 31, 2016	5,758,200	0.53
Granted	5,905,000	2.67
Forfeited	(270,836)	1.38
Exercised	(1,531,250)	0.73
Balance, December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance, December 31, 2018	9,894,211	2.31
Granted	6,615,500	3.77
Forfeited	(2,564,934)	3.77
Exercised	(1,563,143)	0.74
Balance, December 31, 2019	12,381,634	2.99

Schedule of Option Pricing Model

	December 31	December 31	December 31
	2019	2018	2017
Risk free interest rate	1.29% - 1.85%	1.73%-2.31%	0.74%-1.70%
Expected life of options (years)	2.78	2.85	1-3
Expected annualized volatility	89.31% - 105.68%	80% - 121.16%	80%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each option	$2.33	$2.77	$1.37

Schedule of Incentive Stock Options Outstanding and Exercisable

			Outstanding		Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	10,000	1.65	0.34	10,000	0.34
0.44 - 0.50	1,500,000	0.32	0.45	1,500,000	0.45
0.51 - 0.94	978,194	1.75	0.72	978,194	0.72
0.95 - 1.25	824,945	5.53	1.21	634,252	1.20
1.26 - 1.49	237,745	3.07	1.43	174,557	1.42
1.50 - 3.40	1,811,750	3.96	2.70	821,375	2.79
3.41 - 4.23	4,787,750	4.36	4.07	1,995,262	4.08
4.24 - 4.25	1,728,750	5.95	4.25	1,338,750	4.25
4.26 - 5.44	277,500	3.64	4.52	157,500	4.53
5.45 - 6.68	225,000	3.17	5.68	112,500	5.68
	12,381,634	3.84	2.99	7,722,390	2.57

Schedule of Restricted Share Units

		Weighted average
		fair value per
	Number of RSUs	unit at issue
		$
Balance, December 31, 2016	-	-
Granted	825,000	3.73
Balance, December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance, December 31, 2018	830,000	3.74
Granted	475,000	4.15
Settled	(355,000)	4.27
Forfeited	(280,000)	2.06
Balance, December 31, 2019	670,000	4.46